BASIC AND DILUTED NET LOSS PER SHARE (Summary of Reconciliation of Basic Weighted Average Number of Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Shares used in computing net loss per ordinary shares, basic and diluted	50,504,698	48,017,188	45,552,199
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	7,447,519	7,676,713	8,212,554
Restricted share units	2,125,440	2,090,512	2,081,646
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share	9,572,959	9,767,225	10,294,200